Schedule of Movement Of The Company's E&E Assets (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 26,612,758	$ 21,442,032
Exploration and evaluation expenses	5,576,438	7,976,506
Disposal due to termination of Muskrat Dam Project		(2,805,780)
Balance, end of period	$ 32,189,196	$ 26,612,758